AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION

ON MARCH 19, 2019

File No. 333-192288

File No. 811-22911

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 27	☒
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 31	☒

REALITY SHARES ETF TRUST

(Exact Name of Registrant as Specified in Charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of Principal Executive Offices, Zip Code)

(619) 487-1445

(Registrant’s Telephone Number, including Area Code)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and Address of Agent for Service)

Copy to:

Laura E. Flores, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave. NW
Washington, DC 20004-2541

It is proposed that this filing become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 27 relates to the Reality Shares DIVS ETF, Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF, Reality Shares DIVCON Dividend Guard ETF, Reality Shares Nasdaq NexGen Economy ETF, Reality Shares Nasdaq NexGen Economy China ETF and Reality Shares Fundstrat DQM Long ETF (collectively, the “Funds”), each a separate series of Reality Shares ETF Trust (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California on the 19th day of March, 2019.

REALITY SHARES ETF TRUST

By:	/s/ Eric R. Ervin
Eric R. Ervin
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Christopher Nero* Chris Nero	Trustee	March 19, 2019

/s/ Michael S. Rosen* Michael Rosen	Trustee	March 19, 2019

/s/ Nathaniel R. Singer* Nathaniel Singer	Trustee	March 19, 2019

/s/ Justin Ferayorni* Justin Ferayorni	Trustee	March 19, 2019

/s/ Robert Buscher* Robert Buscher	Trustee	March 19, 2019

/s/ Eric Ervin Eric Ervin	President (Principal Executive Officer)	March 19, 2019

/s/ Tom Trivella Tom Trivella	Treasurer (Principal Financial Officer and Principal Accounting Officer)	March 19, 2019

*By:	/s/ Tom Trivella
Tom Trivella
Attorney-in-Fact

EXHIBIT LIST

Exhibit No.	Description

EX-101.INSC	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase